LOANS PAYABLE - Disclosure of loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Net proceeds from software and equipment financing	$ 10,218	$ 0
Finance cost	301	0
Repayments of principal	(1,343)	0
Repayments of finance costs	(301)	0
Balance at the end of the year	8,875
Statements of Financial Position Presentation
Current loans payable		0	$ 2,958
Non-Current loans payable		$ 0	5,917
Total	$ 8,875		$ 8,875